Business and Geographic Segment Information - Schedule of Geographic Distribution of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Revenue	$ 542,771	$ 536,922	$ 537,714	$ 543,782	$ 538,140	$ 538,759	$ 533,229	$ 538,484	$ 2,161,190	$ 2,148,612	$ 2,188,047
North America [Member]
Concentration Risk [Line Items]
Revenue									1,112,774	1,080,736	1,077,886
Europe [Member]
Concentration Risk [Line Items]
Revenue									257,747	272,039	300,003
Latin America and Caribbean [Member]
Concentration Risk [Line Items]
Revenue									284,948	304,379	325,933
Africa and Middle East [Member]
Concentration Risk [Line Items]
Revenue									274,853	292,505	286,258
Asia Pacific [Member]
Concentration Risk [Line Items]
Revenue									$ 230,868	$ 198,953	$ 197,967
Revenues [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									100.00%	100.00%	100.00%
Revenues [Member] | Geographic Concentration Risk [Member] | North America [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									51.00%	50.00%	49.00%
Revenues [Member] | Geographic Concentration Risk [Member] | Europe [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									12.00%	13.00%	14.00%
Revenues [Member] | Geographic Concentration Risk [Member] | Latin America and Caribbean [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									13.00%	14.00%	15.00%
Revenues [Member] | Geographic Concentration Risk [Member] | Africa and Middle East [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									13.00%	14.00%	13.00%
Revenues [Member] | Geographic Concentration Risk [Member] | Asia Pacific [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									11.00%	9.00%	9.00%